Events after reporting period (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of non-adjusting events after reporting period [table]
Investments in associates		$ 21,001	$ 18,975
Equity	[1]	90,439	85,568	$ 100,708	$ 101,548
Reserve of exchange differences on translation [member]
Disclosure of non-adjusting events after reporting period [table]
Equity	[1]	$ (9,572)	(8,719)	$ (6,495)	$ (8,902)
Rosneft
Disclosure of non-adjusting events after reporting period [table]
Voting shares held in associate		19.75%
Investments in associates		$ 14,354	$ 11,808
Announcement of plan to discontinue operation [member] | Reserve of exchange differences on translation [member]
Disclosure of non-adjusting events after reporting period [table]
Equity		$ 11,000
Announcement of plan to discontinue operation [member] | Rosneft
Disclosure of non-adjusting events after reporting period [table]
Voting shares held in associate		19.75%
Investments in associates		$ 14,000
Announcement of plan to discontinue operation [member] | Rosneft | Reserve of exchange differences on translation [member]
Disclosure of non-adjusting events after reporting period [table]
Equity		(11,000)
Announcement of plan to discontinue operation [member] | Other associates [Member]
Disclosure of non-adjusting events after reporting period [table]
Investments in associates		$ 1,400

[1]	See Note 31 for further information.